SEGMENTED INFORMATION	12 Months Ended
Feb. 28, 2017
SEGMENTED INFORMATION
SEGMENTED INFORMATION

17. SEGMENTED INFORMATION

        The Company operates in one operating segment – broadband wireless backhaul equipment.

        The following table presents total net book value of property, equipment and intangible assets by geographic location:

	February 28, 2017		February 29, 2016
	Amount	%	Amount	%
Canada	1,586	56%	1,860	43%
Malaysia	786	28%	1,492	34%
Other	481	16%	973	23%

Total	2,853	100%	4,325	100%

        The Company analyzes its sales according to geographic region and targets product development and sales strategies by region. The following tables present total revenue by geographic location through direct and indirect sales and through its OEM partner, Nokia:

	Year Ended February 28, 2017				Year Ended February 29, 2016
	Direct & Indirect Sales	OEM Sales through Nokia	Total	% of Total Revenue	Direct & Indirect Sales	OEM Sales through Nokia	Total	% of Total Revenue
Canada	2,648	—	2,648	6%	2,255	—	2,255	3%
Europe, Middle East and Africa	4,825	10,287	15,112	34%	6,753	31,109	37,862	44%
India	4,391	301	4,692	11%	13,993	3,787	17,780	21%
United States	13,261	—	13,261	30%	19,577	19	19,596	23%
Rest of World	7,661	542	8,203	19%	6,095	2,707	8,802	9%

	32,786	11,130	43,916	100%	48,673	37,622	86,295	100%

        The Company has shown revenue by the customers' purchasing entities' geographic location, except in cases where the geographic location of the product deployment is explicitly known.